CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 10,225	$ 12,893	$ 8,121
Other comprehensive income (loss):
Change in foreign currency translation adjustment	49	(185)	(167)
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	697	445	(429)
Less: reclassification adjustment for net gain (loss) included in net income (loss)	(764)	(272)	206
Net change	(67)	173	(223)
Other comprehensive loss	(18)	(12)	(390)
Comprehensive income	$ 10,207	$ 12,881	$ 7,731